Fair value of financial instruments	12 Months Ended
Dec. 31, 2024
Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments	Fair values of financial instruments
a)Assets and liabilities measured at fair value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2024 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	91,797,177	91,797,177	82,335,871	9,461,306	—
- Derivatives	9,863,462	9,863,462	861,433	9,002,029	—
- Equity instruments	8,904,312	8,904,312	8,904,312	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	2,461,681,262	2,461,681,262	2,388,045,118	70,848,550	2,787,594
- Equity instruments	4,502,573	4,502,573	—	770,488	3,732,085
Total	2,576,748,786	2,576,748,786	2,480,146,734	90,082,373	6,519,679

Financial liabilities at fair value through profit or loss

Derivatives	3,858,635	3,858,635	—	3,858,635	—
Total	3,858,635	3,858,635	—	3,858,635	—
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2023 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	492,324,281	492,324,281	487,641,727	3,596,552	1,086,002
- Derivatives	21,780,413	21,780,413	—	21,780,413	—
- Equity instruments	8,640,277	8,640,277	8,640,277	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	1,833,311,004	1,833,311,004	1,427,176,770	395,919,469	10,214,765
- Equity instruments	4,322,577	4,322,577	—	941,205	3,381,372
Total	2,360,378,552	2,360,378,552	1,923,458,774	422,237,639	14,682,139

Financial liabilities at fair value through profit or loss
Trading liabilities	22,495,621	22,495,621	22,484,421	11,200	—
Derivatives	4,671,486	4,671,486	—	4,671,486	—
Total	27,167,107	27,167,107	22,484,421	4,682,686	—
Financial assets at fair value mainly consist of BCRA Liquidity Bills and Argentine Government Bonds, together with a minor share in Argentine Treasury Bills, Corporate Bonds and Equity Instruments. Likewise, financial derivatives are classified at fair value, which include futures that are valued at the price of the market where they are traded (Rofex and MAE) and foreign currency NDF (non-delivery forwards), put options, and interest rate swaps.
b)Transfers between hierarchy levels
The Entity monitors the availability of market information in order to assess the category of financial instruments in the different hierarchies at fair value, as well as the resulting determination of inter-level transfers at each closing, considering the comparison of hierarchy levels of the current year versus previous year levels.
b.1) Transfers from Level 1 to Level 2
There were no transfers from Level 1 to Level 2 for instruments measured at fair value through profit or loss or through OCI as of period-end.
b.2) Transfers from Level 2 to Level 1
The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Treasury Bonds adjusted by 1.55% CER in pesos maturing 07-26-2024	—	111,892,095
Treasury Bonds adjusted by 2.00% CER in pesos maturing 11-09-2026	—	74,004
The transfer is due to the fact that the bonds were listed on the market the number of days necessary to be considered Level 1. As of December 31, 2024, there were no transfers from Level 2 to Level 1.
b.3) Valuation techniques for Levels 2 and 3
The valuation techniques for Level 2 and 3 are described in the paragraphs below.
Fixed Income
The determination of fair value prices set forth by the Bank for fixed income consists of considering reference market prices from Mercado Abierto Electrónico (“MAE”), the main market where bonds are traded.
For Argentine Treasury Bonds (medium- and long-term debt instruments) prices are captured from MAE. If bonds have not traded for the last 10 business days, fair value is determined by discounting cash flows using the pertinent discount curve.
Corporate bonds in US dollars, if bonds have not traded for the last 10 business days in MAE, they are valued at the present value of the future cash flow with the discount curve that corresponds to the type of industry or sector.The same criteria applies to the case of Corporate bonds that are Dollar Link, except that in this case the discount curve used is the dollar linked curve.
Swaps
For swaps, the theoretical valuation consists in discounting future cash flows using the interest rate, according to the curve estimated on the basis of fixed-rate peso-denominated bonds and bills issued by the
Argentine Government and/or alternatively in case there are no bonds in pesos of some comparable issuer with a market price (Province of Buenos Aires or City of Buenos Aires Bonds).
Non-Deliverable Forwards (“NDFs”)
The fair value of NDFs consists of discounting the future cash flows to be exchanged pursuant to the contract, using a discount curve that will depend on the currency of each cash flow. The result is then calculated by subtracting the present values in pesos, estimating the value in pesos based on the applicable spot exchange rate, depending on whether the contract is local or offshore.
For local peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by Banco de la Nación Argentina (“BNA”). Cash flows in U.S. dollars are discounted using the Overnight Index Swap (OIS) international dollar yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the U.S. dollar spot selling exchange rate published by BNA.
For local peso-euro swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by BNA. Cash flows in euros are discounted using the yield curve in euros. Then, the present value of cash flows in euros is netted by converting such cash flows into pesos using the euro spot selling exchange rate published by BNA.
For offshore peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from market quoted forward prices sourced from ICAP Broker. Cash flows in dollars are discounted using the OIS yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the Emerging Markets Traders Association (EMTA) U.S. dollar spot exchange rate.
The valuation techniques used for Level 3 financial assets require the use of variables that are not based on observable market inputs. Below is a detail of the valuation techniques used for each financial asset:
Investments in Equity Instruments
Investments in equity instruments for which the Group has no control, joint control or a significant influence are measured at fair value through profit or loss and at fair value through other comprehensive income based on the latest information available of these companies.
Corporate Bonds
The fair value of the following corporate bonds held in portfolio:
•ON Banco de Servicios Financieros (ON BSCPO)
•Refi Pampa ( ON REF2B)
•Newsan S.A (ON WNCMO)
•Newsan S.A (ON WNCLO)

Corporate bonds in pesos that are in the portfolio were classified in Level 3. The valuation criterion at fair market value determined by the Entity depends on whether it is Fixed Rate or Variable Rate.
As regards the price of Fixed Rate Corporate bonds, they are valued by cash flow discounted with the Argentine Bonds curve in pesos, assuming a credit spread of 0 (since this data is not observable in the market). The sensitivity to this interest rate curve at 1 basis point is -0.000064.
Finally, the price of variable rate Corporate bonds is determined from the last available market price (or the subscription price if it has not been quoted on the market since its issue date) by adding the accrued interest to date. If the bond has a cut coupon, the “clean” price is calculated. If it has been amortized, the amortization is subtracted and the “dirty” price is calculated again, accruing interest until the closing date of the period end.
The most relevant non-observable inputs include:
•Latest market price
•Projected UVA
•Projected Badlar private rate
The tables below show a sensitivity analysis for each of the above-mentioned securities:

Latest market price scenarios	Changes in final price
	ON REF2B	ON BSCPO	ON WNCMO	ON WNCLO
+ 2%	4.083%	1.930%	1.937%	1.931%
+ 5%	10.208%	4.824%	4.842%	4.828%
+ 10%	20.417%	9.649%	9.685%	9.655%

UVA	Changes in final price
Scenarios	ON REF2B
+ 5%	5.000%
+ 10%	10.000%
+ 15%	15.000%

Badlar Privated rate	Changes in final price
	ON BSCPO	ON WNCMO	ON WNCLO
5%	-0.0335%	-0.0284%	-0.0389%
10%	-0.0670%	-0.0567%	-0.0778%
15%	-0.1005%	-0.0851%	-0.1168%
b.4) Reconciliation of opening and ending balances of Level 3 assets and liabilities at fair value
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Balance at the beginning of the fiscal year	14,682,139	4,409,846
Private securities - Corporate bonds	(1,903,183)	8,798,656
Debt securities at fair value through profit or loss - Private securities - Corporate bonds	(498,709)	1,086,002
Equity instruments	2,179,307	3,381,372
Net monetary inflation adjustment	(7,939,875)	(2,993,737)
Balance at year-end	6,519,679	14,682,139
c)Fair value of Assets and Liabilities not measured at fair value
Below is a description of methodologies and assumptions used to assess the fair value of the main financial instruments not measured at fair value, when the instrument does not have a quoted price in a known market.
•Assets and liabilities with fair value similar to their accounting balance
For financial assets and financial liabilities maturing in less than three months, it is considered that the accounting balance is similar to fair value.
•Fixed rate financial instruments
The fair value of financial assets was assessed by discounting future cash flows from market rates at each measurement date for financial instruments with similar characteristics, adding a liquidity premium (non-observable input) that expresses the added value or additional cost necessary to dispose of the asset.
•Variable rate financial instruments
For financial assets and financial liabilities accruing a variable rate, it is considered that the accounting balance is similar to the fair value.
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2024 is detailed below:

	Book value		Total fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	2,823,405,750		(a)	—	—
Other financial assets	590,310,435		(a)	—	—
Debt securities	152,528,570		160,612,323	160,612,323	—
Loans and advances	7,538,571,532		7,918,435,940	69,468,034	7,848,967,906

Financial liabilities

Deposits	9,929,679,125	(b)	3,272,641,896	—	3,272,641,896
Other financial liabilities	1,195,339,210		(a)	—	—
Bank loans	200,930,558		198,965,317	198,965,317	—
Debt securities issued	115,898,590		117,281,355	117,281,355	—
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2023 is detailed below:

	Book value		Total fair value	Level 2 Fair value	Level 3 Fair value
Financial assets
Cash and cash equivalents	2,488,330,006		(a)	—	—
Other financial assets	372,837,937		(a)	—	—
Debt securities	182,535,735		211,594,214	211,594,214	—
Loans and advances	4,301,897,429	(c)	4,079,647,373	—	4,079,647,373
Reverse repurchase agreements	2,615,655,397		(a)	—	—
Financial liabilities

Deposits	7,925,054,235	(b)	1,833,397,449	—	1,833,397,449
Other financial liabilities	976,139,925		(a)	—	—
Bank loans	61,387,247		60,148,259	60,148,259	—
Debt securities issued	27,910,020		28,404,015	28,404,015	—
a)The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.
b)The balance of the Deposits item is made up of Time Deposits, with fair value Hierarchy Level 3 and the rest of the deposits, for which the fair value is not reported as it is considered similar to its accounting balance.